Stockholders’ Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity

2. Stockholders’ Equity

As of December 31, 2025 and 2024, the Company was authorized to issue 10,000,000 shares of common stock, par value $0.001 per share. No shares of common stock were outstanding as of December 31, 2024. On March 1, 2025, the Company issued 1,000 shares of common stock at par value in connection with a $1.00 stock subscription agreement entered into with its sole stockholder.